UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

Date of fiscal year end: August 31
Date of reporting period: May 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS MONEY
MARKET TRUST

CITI CONNECTICUT TAX FREE
RESERVES

FORM N-Q
MAY 31, 2008

Citi Connecticut Tax Free Reserves

Schedule of Investments (unaudited)	May 31, 2008

Face
Amount	Security	Value
SHORT-TERM INVESTMENTS — 99.1%
Education — 16.2%
$1,500,000	Alameda-Contra Costa, CA, Schools Financing Authority, COP, Capital
	Improvement Financing Projects, LOC-Bank of Nova Scotia, 1.430%,
	6/5/08 (a)	$1,500,000
12,100,000	Connecticut State Health & Education, 1.650% due 6/11/08	12,100,000
	Connecticut State, HEFA Revenue:
5,800,000	Avon Old Farms School, LOC-Bank of America, 1.450%, 6/5/08 (a)	5,800,000
6,000,000	Choate Rosemary Hall, LOC-JPMorgan Chase, 1.300%, 6/5/08 (a)	6,000,000
3,100,000	Ridgefield Academy, LOC-Bank of America, 1.500%, 6/5/08 (a)	3,100,000
700,000	Salisbury School Inc., LOC-Fleet National Bank, 1.500%, 6/5/08 (a)	700,000
4,480,000	Washington Montessori School, LOC-Wachovia Bank, 1.620%, 6/5/08 (a)	4,480,000
4,680,000	Westover School, LOC-TD Banknorth, 1.630%, 6/5/08 (a)(b)	4,680,000
	Yale University:
25,365,000	1.600%, 6/2/08 (a)	25,365,000
3,000,000	1.450%, 6/4/08 (a)	3,000,000
600,000	Massachusetts State DFA, Revenue, Phillips Academy, SPA-Bank of New
	York, 1.520%, 6/5/08 (a)	600,000
900,000	Massachusetts State HEFA, Massachusetts Institute of Technology, 1.300%,
	6/5/08 (a)	900,000
3,200,000	Puerto Rico Industrial, Tourist Educational, Medical & Environmental
	Pollution Control Facilities Financing Authority, Ana G Mendez
	University Systems Project, LOC-Banco Santander PR, 1.710%, 6/4/08 (a)	3,200,000
	Total Education	71,425,000
Finance — 0.2%
1,200,000	Massachusetts State DFA, Revenue, YMCA Greater Boston, LOC-Citizens
	Bank, 1.640%, 6/5/08 (a)	1,200,000
General Obligation — 39.8%
10,235,000	Bethel Connecticut, GO, BAN, 4.000% due 8/26/08	10,250,774
2,340,000	Brooklyn, CT, GO, BAN, 4.000% due 8/15/08	2,341,732
	Commonwealth of Puerto Rico, GO, Refunding, Public Improvements:
5,400,000	FSA, LOC-JP Morgan Chase, 1.580%, 6/5/08 (a)	5,400,000
19,200,000	FSA, SPA-Dexia Credit Local, 1.250%, 6/2/08 (a)	19,200,000
	Connecticut State, GO:
860,000	SPA-Bayerische Landesbank, 1.450%, 6/5/08 (a)	860,000
7,650,000	SPA-Dexia Credit Local, 1.350%, 6/5/08 (a)	7,650,000
12,000,000	SPA-Landesbank Hessen-Thuringen, 1.630%, 6/5/08 (a)	12,000,000
10,000,000	Danbury, CT, GO, BAN, 2.500% due 8/1/08	10,012,134
4,700,000	East Haddam, CT, GO, BAN, 2.250% due 11/13/08	4,712,028
3,850,000	Easton, CT, GO, BAN, 3.000% due 11/7/08	3,869,714
4,400,000	Glastonbury, CT, GO, BAN, 2.000% due 5/14/09	4,411,042
1,690,000	Hamden, CT, GO, MBIA, 5.000% due 8/15/08	1,697,031
2,670,000	Litchfield, CT, GO, BAN, 3.000% due 2/11/09	2,691,460
5,700,000	Massachusetts State, GO, Central Artery, SPA-Landesbank Baden-
	Wuerttenburg, 1.300%, 6/2/08 (a)	5,700,000
4,250,000	New Britain, CT, GO, BAN, 4.000% due 3/31/09	4,319,112
3,500,000	Plainville, CT, GO, BAN, 3.000% due 7/8/08	3,503,246
1,400,000	Puerto Rico Commonwealth, GO, Public Improvement, LOC-Wachovia Bank
	N.A., 1.000%, 6/5/08 (a)	1,400,000
3,610,000	Redding, CT, GO, BAN, 2.250% due 1/28/09	3,627,518
1,995,000	Regional School District No. 9, CT, GO, BAN, 2.000% due 1/23/09	2,000,681
5,050,000	Regional School District, No. 10, CT, GO, BAN, 4.000% due 8/12/08	5,052,927
640,000	Seymour, CT, GO, BAN, 4.250% due 8/14/08	640,701
10,000,000	Shelton, CT, GO, BAN, 4.000% due 10/23/08	10,024,173
See Notes to Schedule of Investments.

1

Citi Connecticut Tax Free Reserves

Schedule of Investments (unaudited) (continued)	May 31, 2008

Face
Amount	Security	Value
General Obligation — 39.8% (continued)
$5,000,000	Sherman, CT, GO, BAN, 4.000% due 8/28/08	$5,004,350
6,000,000	South Windsor, CT, GO, BAN, 2.500% due 2/25/09	6,065,245
10,815,000	Sterling, CT, GO, BAN, 3.000% due 1/29/09	10,862,389
10,000,000	Trumbull, CT, GO, BAN, 4.250% due 9/10/08	10,016,329
11,925,000	Vernon, CT, GO, BAN, 3.000% due 2/12/09	12,048,556
5,000,000	Waterbury, CT, GO, Tax Revenue Intercept, BAN, 4.500% due 9/3/08	5,010,671
5,245,000	Windsor Locks, CT, GO, BAN, 2.250% due 2/5/09	5,265,224
	Total General Obligation	175,637,037
Hospitals — 30.3%
	Connecticut State:
4,320,000	Development Authority Healthcare Revenue, Corporation Independent
	Living Project, LOC-HSBC Bank, 1.500%, 6/4/08 (a)	4,320,000
	HEFA Revenue:
1,245,000	Ascension Health Credit, 1.420%, 6/4/08 (a)	1,245,000
1,700,000	Charlotte Hungerford, LOC-Bank of America, 1.500%, 6/5/08 (a)	1,700,000
8,300,000	Covenant Retirement, LOC-LaSalle Bank N.A., 1.500%, 6/5/08 (a)	8,300,000
10,790,000	Eastern Connecticut Health, LOC-Sovereign Bank & Comerica
	Bank, 1.640%, 6/5/08 (a)	10,790,000
5,000,000	Gaylord Hospital, LOC-Bank of America N.A., 1.450%, 6/5/08 (a)	5,000,000
12,000,000	Greenwich Hospital, LOC-Bank of America N.A., 1.450%, 6/4/08 (a)	12,000,000
3,385,000	Hartford Hospital, LOC-Bank of America, 1.450%, 6/4/08 (a)	3,385,000
10,990,000	Health Care Capital Asset, LOC-Bank of America, 1.450%, 6/4/08 (a)	10,990,000
5,220,000	Hospital of St Raphael, LOC-KBC Bank, 1.450%, 6/4/08 (a)	5,220,000
4,095,000	Marvelwood School Issue, LOC-Wachovia Bank, 1.620%, 6/5/08 (a)	4,095,000
20,100,000	Masonicare, LOC-Wachovia Bank N.A., 1.000%, 6/2/08 (a)	20,100,000
1,175,000	Mulberry Gardens, LOC-Bank of America N.A., 1.500%, 6/5/08 (a)	1,175,000
3,385,000	Refunding, United Methodist Home, LOC-Wachovia Bank, 1.620%,
	6/5/08 (a)	3,385,000
7,325,000	University of New Haven, LOC-Wachovia Bank, 1.600%, 6/5/08 (a)	7,325,000
10,500,000	Updates-Edgehill, LOC-KBC Bank N.V., 1.000%, 6/2/08 (a)	10,500,000
14,435,000	Wesleyan University, SPA-JPMorgan Chase, 1.450%, 6/4/08 (a)	14,435,000
5,500,000	Yale-New Haven Hospital, LOC-JPMorgan Chase, 1.450%, 6/4/08 (a)	5,500,000
30,000	Massachusetts State HEFA, Revenue, CIL Realty Massachusetts, LOC-HSBC
	Bank USA N.A., 1.640%, 6/4/08 (a)	30,000
2,000,000	Missouri State, HEFA, Revenue, BJC Health System, SPA-U.S. Bank N.A.,
	1.550%, 6/4/08 (a)	2,000,000
2,400,000	North Carolina Medical Care Commission, Health Care Facilities Revenue,
	Carol Woods Project, Radian, LOC-Branch Banking & Trust, 1.300%,
	6/2/08 (a)	2,400,000
	Total Hospitals	133,895,000
Housing: Multi-Family — 4.3%
10,000,000	Connecticut State, HFA, Housing Mortgage Finance Program, SPA-JPMorgan
	Chase, 1.530%, 6/5/08 (a)(c)	10,000,000
5,505,000	Hartford Redevelopment Agency Mortgage Revenue, Refunding, Housing
	Underwood Tower Project, FSA, SPA-Societe Generale, 1.450%, 6/5/08 (a)	5,505,000
3,420,000	New York City, NY, HDC Multi-Family Revenue, Urban Horizons II LP,
	LOC-Citibank N.A., 1.510%, 6/4/08 (a)(c)	3,420,000
	Total Housing: Multi-Family	18,925,000
Housing: Single Family — 1.5%
	Connecticut State, HFA:
1,600,000	CIL Realty Inc., LOC-HSBC Bank USA N.A., 1.500%, 6/5/08 (a)	1,600,000
See Notes to Schedule of Investments.

2

Citi Connecticut Tax Free Reserves

Schedule of Investments (unaudited) (continued)	May 31, 2008

Face
Amount	Security	Value
Housing: Single Family — 1.5% (continued)
$1,646,000	Housing Mortgage Finance Program, 1.830%, 6/4/08 (a)(c)	$1,646,000
3,400,000	Utah Housing Corp. Single Family Mortgage Revenue,, SPA-FHLB, 1.830%,
	6/4/08 (a)(c)	3,400,000
	Total Housing: Single Family	6,646,000
Industrial Development — 2.6%
	Connecticut State Development Authority, IDR:
5,100,000	Northeast Foods Inc. Project, LOC-Bank of America, 1.550%, 6/5/08 (a)(b)(c)	5,100,000
1,140,000	Wyre Wynd Corp. Project, LOC-Citizens Bank of MA, 1.600%, 6/4/08 (a)(c)	1,140,000
5,200,000	Will County, IL, Environmental Revenue, Exxon Mobil Project, 1.600%,
	6/2/08 (a)(c)	5,200,000
	Total Industrial Development	11,440,000
Life Care Systems — 2.1%
9,295,000	Connecticut State HEFA, Revenue, Jerome Home, LOC-Bank of America
	NA, 1.550%, 6/5/08 (a)	9,295,000
Transportation — 2.1%
	Capital City, EDA:
6,575,000	Parking & Energy Fee Revenue, SPA-Bank of America, 1.550%, 6/4/08 (a)	6,575,000
2,735,000	SPA-Fleet National Bank, 1.550%, 6/4/08 (a)	2,735,000
	Total Transportation	9,310,000
	TOTAL INVESTMENTS — 99.1% (Cost — $437,773,037#)	437,773,037
	Other Assets in Excess of Liabilities — 0.9%	3,753,338
	TOTAL NET ASSETS — 100.0%	$441,526,375

(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax ("AMT").
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
BAN - Bond Anticipation Notes
CIL - Corporation for Independent Living
COP - Certificate of Participation
DFA - Development Finance Agency
EDA - Economic Development Authority
FHLB - Federal Home Loan Bank
FSA - Financial Security Assurance - Insured Bonds
GO - General Obligation
HDC - Housing Development Corporation
HEFA - Health & Educational Facilities Authority
HFA - Housing Finance Authority
IDR - Industrial Development Revenue
LOC - Letter of Credit
MBIA - Municipal Bond Investors Assurance Corporation - Insured Bonds
Radian - Radian Asset Assurance
SPA - Standby Bond Purchase Agreement - Insured Bonds

See Notes to Schedule of Investments.

3

Citi Connecticut Tax Free Reserves

Schedule of Investments (unaudited) (continued)	May 31, 2008

RATINGS TABLE*
S&P/Moody's/Fitch**
A - 1	60.3%
NR	14.0
VMIG1	8.4
SP-1	9.3
MIG1	4.5
AAA	0.8
AA	2.7
100.0%

*As a percentage of total investments.
** S&P primary rating; Moody's secondary, then Fitch.
See pages 5 and 6 for definitions of ratings.

See Notes to Schedule of Investments.

4

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB		Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B,
CCC,
CC and C	—	Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculativewith respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—	Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized as most unlikely to impair the fundamentally strong position of such issues.
Aa	—	Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.
A	—	Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa	—	Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba	—	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore

5

Bond Ratings (unaudited)(continued)

not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B	—	Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B,
CCC
and CC	—	Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1	—	Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
A-1	—	Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
VMIG 1	—	Moody’s highest rating for issues having a demand feature— VRDO.
MIG1	—	Moody’s highest rating for short-term municipal obligations.
P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F1	—	Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

6

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Citi Connecticut Tax Free Reserves (the “Fund”), is a separate non-diversified investment series of Legg Mason Partners Money Market Trust (the “Trust”), a Maryland business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

(b) Fund Concentration. Since the Fund invests primarily in obligations of issuers within Connecticut, it is subject to possible concentration risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Connecticut.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

(d) Credit and Market Risk. The Fund may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets, and in some cases are backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

The fair value of these securities may be different than the amortized cost value reported in the Statement of Investments for the Fund. As of the date of this report, the Fund continued to meet the requirements under Rule 2a-7 that permits the Fund to utilize amortized cost to value its securities.

2. Recent Accounting Pronouncements

On September 20, 2006, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management has determined that there is no material impact to the Fund’s valuation policies as a result of adopting FAS 157. The Fund will implement the disclosure requirements beginning with its November 30, 2008 Form N-Q.

In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

7

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Money Market Trust

By /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: July 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: July 25, 2008

By:  /s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date: July 25, 2008